Ordinary shares (Details)			12 Months Ended
	Nov. 14, 2022 shares	Nov. 13, 2022 shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 shares
Ordinary shares
Ordinary shares, shares authorized			100,000,000	100,000,000
Ordinary shares, par value | $ / shares			$ 0.001	$ 0.001
Reverse ADS split ratio	0.1
Ordinary shares | Arda Holdings Limited
Ordinary shares
Ordinary shares, par value | $ / shares			$ 0.001
Ordinary shares | 2010 Share Option Plan | Arda Holdings Limited
Ordinary shares
Common stock, allotted			627,811
Additional shares allotted			0	0	0
Class A ordinary shares
Ordinary shares
Ordinary shares, shares authorized			80,000,000	80,000,000
Number of votes per share | Vote			1	1
Number of American depositary share ("ADS") representing ordinary share ("Share")	5	0.5
Class B ordinary shares
Ordinary shares
Ordinary shares, shares authorized			20,000,000	20,000,000
Number of votes per share | Vote			20	20